Supplementary Balance Sheet Information	12 Months Ended
Dec. 31, 2011
Supplementary Balance Sheet Information [Abstract]
Supplementary Balance Sheet Information

NOTE 12—SUPPLEMENTARY BALANCE SHEET INFORMATION:

a.	Cash and cash equivalents

Substantially all of the Company's cash and cash equivalents bear interest. The annual interest rates as of December 31, 2011 ranged up to 1.33%.

b.	Marketable securities:

Available-for-sale securities:

	Amortized cost	Aggregate fair value
	$ in thousands
December 31, 2010:
Debt securities	187	187
Auction-rate securities	2,362	2,362

	2,549	2,549

During 2011 and 2010, the Company sold $1.9 and $7.2 million of auction-rate securities, following which it recorded $0.4 million and $0.9 million, respectively in losses charged to financial expenses.

c.	Accounts receivable:

(i)	Trade accounts receivable are presented net of an allowance for doubtful accounts, the balance and the changes in the allowance are comprised as follows:

	Year ended December 31
	2011	2010	2009
	$ in thousands
Balance at beginning of year	7,545	9,195	7,596
Increase (decrease) during the year	(1,265)	(721)	2,218
Bad debt written off	(1,950)	(929)	(619)

Balance at end of year	4,330	7,545	9,195

Year ended December 31
2011	2010
$ in thousands
(ii)	Other:

Employees	1,648	1,716
Prepaid expenses	10,822	10,563
Deposits in respect of rent and other	4,270	4,302
Israeli Government departments and agencies (mainly value added tax refundable)	3,893	2,205
Advance payments to suppliers	1,536	6,897
Derivative assets	26	668
Sundry	3,968	3,568

	26,163	29,919

d.	Accounts payable and accruals—other

	December 31
	2011	2010
	$ in thousands
Employees and employee institutions	23,401	22,237
Government departments and agencies	8,865	10,214
Derivative liabilities	890	804
Accrued expenses	21,901	21,155
Sundry	2,533	880

	57,590	55,290

e.	Deferred income

	December 31
	2011	2010
	$ in thousands
Deferred revenue relating to warranty commitments(*)	24,110	24,421
Deferred revenue	1,800

	25,91 0	24,421

*	The changes in deferred revenues relating to warranty commitments:

	Year ended December 31
	2011	2010
	$ in thousands
Balance at beginning of year	24,421	17,005
Revenue recognized during the year	(31,584)	(21,612)
Deferred revenue relating to new sales	31,273	29,028

Balance at end of year	24,110	24,421

f.	Accumulated other comprehensive income (loss)

	December 31
	2011	2010	2009
	$ in thousands
Accumulated gain (loss) in respect of derivative instruments designated for cash flows hedge, net of tax	(600)	581	2,657
Accumulated currency translation adjustment	(860)	873	1,734
Accumulated realized and unrealized loss on available-for-sale securities, net	—	—	(574)

	(1,460)	1,454	3,817